Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets [Line Items]
Other intangible assets, gross	$ 857	$ 857
Less – accumulated amortization	(348)	(217)
Total Intangible assets	509	640
Functional currency translation adjustments	13	62
Total intangible assets, net	522	702
Core technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets [Line Items]
Other intangible assets, gross	312	312
Customer Relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets [Line Items]
Other intangible assets, gross	$ 545	$ 545